Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2021	2022	2023
Amaggi Europe B.V.	15%	11%	17%
Tongli Shipping PTE Ltd.	11%	12%	16%
Quadra Commodities S.A.	27%	13%	-
OLAM Group	-	13%	-
Ultrabulk A/S	19%	11%	-